Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges
(in millions)	Location of gains (losses)	2023	2022	2021
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest revenue	$(631)	$3,530	$786
Hedged item	Interest revenue	629	(3,517)	(785)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	366	(1,441)	(646)
Hedged item	Interest expense	(365)	1,438	645
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Foreign exchange revenue	—	(2)	11
Hedged item	Foreign exchange revenue	—	4	(10)
Cash flow hedges of forecasted FX exposures
(Loss) gain reclassified from OCI into income	Staff expense	—	(9)	12
(Loss) gain reclassified from OCI into income	Investment and other revenue	(2)	1	—
(Loss) gain recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$(3)	$4	$13
(a) There was no amortization associated with the excluded component in 2023. Includes gains of $1 million in 2022 and 2021 associated with the amortization of the excluded component.
Impacts of Hedging Derivatives in Net Investment Hedging Relationships
The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2023	2022	2021		2023	2022	2021
FX contracts	$(285)	$631	$261	Net interest revenue	$—	$—	$—

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

	Dec. 31,		Dec. 31,
(in millions)	2023	2022	2023	2022
Available-for-sale securities (b)(c)	$29,941	$31,370	$(1,767)	$(2,678)
Long-term debt	$21,854	$23,510	$(846)	$(1,232)
(a)    Includes a $434 million decrease and less than $1 million increase of basis adjustment on discontinued hedges associated with available-for-sale securities at Dec. 31, 2023 and Dec. 31, 2022, respectively, and $26 million and $48 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2023 and Dec. 31, 2022, respectively.
(b)    Carrying amount represents the amortized cost.
(c) At Dec. 31, 2023, the amortized cost of the available-for-sale securities included in closed portfolios subject to portfolio layer method hedging was $2.0 billion, of which $1.0 billion was designated as hedged. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2023 was an increase of $24 million.
Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and carrying values of our total derivatives portfolio.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$52,808	$56,142	$214	$205	$—	$—
Foreign exchange contracts	11,099	10,096	22	114	173	220
Total derivatives designated as hedging instruments			$236	$319	$173	$220
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$155,535	$190,917	$1,060	$1,297	$1,347	$1,584
Foreign exchange contracts	944,241	880,948	9,227	9,433	9,282	9,456
Equity contracts	3,886	2,993	8	102	138	13
Credit contracts	220	200	—	—	6	4
Total derivatives not designated as hedging instruments			$10,295	$10,832	$10,773	$11,057
Total derivatives fair value (d)			$10,531	$11,151	$10,946	$11,277
Effect of master netting agreements (e)			(8,256)	(8,206)	(7,090)	(8,243)
Fair value after effect of master netting agreements			$2,275	$2,945	$3,856	$3,034
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and results in a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $2,353 million and $1,187 million, respectively, at Dec. 31, 2023, and $1,786 million and $1,823 million, respectively, at Dec. 31, 2022.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange revenue and other trading revenue.

Foreign exchange revenue and other trading revenue	Year ended Dec. 31,
(in millions)	2023	2022	2021
Foreign exchange revenue	$631	$822	$799
Other trading revenue	231	149	6

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2023	Dec. 31, 2022
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$1,003	$3,069
Collateral posted	$1,001	$3,484
(a)    Before consideration of cash collateral.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2023	Dec. 31, 2022
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$115	$20
Baa2/BBB	$792	$545
Ba1/BB+	$1,920	$1,803
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

Offsetting Assets
The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2023
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$979	$751		$228	$60	$—	$168
Foreign exchange contracts	8,552	7,498		1,054	320	—	734
Equity and other contracts	7	7		—	—	—	—
Total derivatives subject to netting arrangements	9,538	8,256		1,282	380	—	902
Total derivatives not subject to netting arrangements	993	—		993	—	—	993
Total derivatives	10,531	8,256		2,275	380	—	1,895
Reverse repurchase agreements	169,092	150,667	(b)	18,425	18,422	—	3
Securities borrowing	10,475	—		10,475	10,011	—	464
Total	$190,098	$158,923		$31,175	$28,813	$—	$2,362
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2022
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,208	$986		$222	$33	$—	$189
Foreign exchange contracts	8,920	7,215		1,705	314	—	1,391
Equity and other contracts	95	5		90	—	—	90
Total derivatives subject to netting arrangements	10,223	8,206		2,017	347	—	1,670
Total derivatives not subject to netting arrangements	928	—		928	—	—	928
Total derivatives	11,151	8,206		2,945	347	—	2,598
Reverse repurchase agreements	75,614	60,322	(b)	15,292	15,182	—	110
Securities borrowing	9,006	—		9,006	8,531	—	475
Total	$95,771	$68,528		$27,243	$24,060	$—	$3,183
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2023				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,118	$635		$483	$78	$—	$405
Foreign exchange contracts	8,454	6,341		2,113	93	—	2,020
Equity and other contracts	128	114		14	—	—	14
Total derivatives subject to netting arrangements	9,700	7,090		2,610	171	—	2,439
Total derivatives not subject to netting arrangements	1,246	—		1,246	—	—	1,246
Total derivatives	10,946	7,090		3,856	171	—	3,685
Repurchase agreements	162,661	150,667	(b)	11,994	11,966	28	—
Securities lending	2,513	—		2,513	2,404	—	109
Total	$176,120	$157,757		$18,363	$14,541	$28	$3,794
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2022				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,306	$798		$508	$67	$—	$441
Foreign exchange contracts	9,261	7,444		1,817	51	—	1,766
Equity and other contracts	15	1		14	—	—	14
Total derivatives subject to netting arrangements	10,582	8,243		2,339	118	—	2,221
Total derivatives not subject to netting arrangements	695	—		695	—	—	695
Total derivatives	11,277	8,243		3,034	118	—	2,916
Repurchase agreements	70,830	60,322	(b)	10,508	10,476	31	1
Securities lending	1,827	—		1,827	1,754	—	73
Total	$83,934	$68,565		$15,369	$12,348	$31	$2,990
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2023					Dec. 31, 2022
	Remaining contractual maturity				Total	Remaining contractual maturity				Total
(in millions)	Overnight and continuous	Up to 30 days	30-90 days	Over 90 days		Overnight and continuous	Up to 30 days	30-90 days	Over 90 days
Repurchase agreements:
U.S. Treasury	$128,304	$15	$1,409	$510	$130,238	$62,401	$7	$827	$553	$63,788
Agency RMBS	25,815	—	896	120	26,831	1,460	493	—	—	1,953
Corporate bonds	103	72	1,315	590	2,080	99	88	782	306	1,275
Sovereign debt/sovereign guaranteed	1,049	—	—	—	1,049	1,008	—	—	—	1,008
State and political subdivisions	37	38	449	257	781	38	49	443	159	689
Other debt securities	4	180	73	24	281	13	102	92	7	214
U.S. government agencies	44	—	61	32	137	161	—	—	—	161
Equity securities	—	10	1,172	82	1,264	—	61	1,681	—	1,742
Total	$155,356	$315	$5,375	$1,615	$162,661	$65,180	$800	$3,825	$1,025	$70,830
Securities lending:
Agency RMBS	$111	$—	$—	$—	$111	$110	$—	$—	$—	$110
Other debt securities	25	—	—	—	25	66	—	—	—	66
Equity securities	2,377	—	—	—	2,377	1,651	—	—	—	1,651
Total	$2,513	$—	$—	$—	$2,513	$1,827	$—	$—	$—	$1,827
Total secured borrowings	$157,869	$315	$5,375	$1,615	$165,174	$67,007	$800	$3,825	$1,025	$72,657